RELATED PARTIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Short-term employee benefits	₽ (46)	₽ (38)	₽ (37)
Share-based payment expense	(1,573)	(313)	(47)
Total key management remuneration	₽ (1,619)	₽ (351)	₽ (84)